UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                  FORM N-CSRS
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________

                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2014

                    DATE OF REPORTING PERIOD: JUNE 30, 2014

ITEM 1.    REPORTS TO STOCKHOLDERS.


                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2014

                                                 THE ADVISORS' INNER CIRCLE FUND

                                                                          [LOGO]

                                                 HARVEST FUNDS INTERMEDIATE BOND

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2014
                                                               (UNAUDITED)

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ........................................................  1
Schedule of Investments .....................................................  4
Statement of Assets and Liabilities ......................................... 12
Statement of Operations ..................................................... 13
Statement of Changes in Net Assets .......................................... 14
Financial Highlights ........................................................ 15
Notes to Financial Statements ............................................... 17
Disclosure of Fund Expenses ................................................. 30










The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the SEC's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-573-6994; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2014
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

Dear Shareholders:

FUND PERFORMANCE REVIEW

For six months period ended June 30, 2014, Class A Shares of the Fund provided a total return of 3.55% . Net of CNH depreciation (2.22%), []the Fund returned 5.77%, exceeding both JP Morgan Chase Asian Credit Index China (JACI China) and Hong Kong (JACI HK) sub-index returns by 0.50% and 0.29%, respectively.

The relatively short duration (around 3 years), balanced exposure to investment grade (~60%) and high yield (~40%) fixed income securities as well as our strategy to selectively invest outside of Asia, including the Middle East and European bank capitals were the crucial factors behind the relatively stable return in the first quarter (1Q) despite the Renminbi (RMB) depreciation. Our diversified sector allocation in the fund, focused primarily in good quality and liquid credits, also helped contribute to the stable return. The Fund witnessed a strong rebound in the second quarter (2Q) as macro environment (mainly China and the U.S.) as well as fiscal conditions and political situations in Asia (India and Indonesia) stabilized and showed signs of improvement.

MARKET REVIEW

This year has been a game of two halves. 1Q was characterized by heightened market uncertainties on the back of higher geopolitical risks, weaker than expected macroeconomic data, increasing RMB trading volatilities, and a couple of onshore defaults in China. China underperformed other regions, including Asia and Middle East. Helped by the favorable move of the U.S. Treasury (10-Year retreated 30 basis points to 2.72%), JP Morgan Asia Credit Index returned 2.68% in 1Q with Indonesia and India credits leading the performance, benefiting from election optimism, lower inflation, monetary tightening that have in turn lowered FX volatility, along with the positive sentiments as the governments take steps to control the dual deficits. Chinese credits on the other hand lagged.

After a strong appreciation of CNY and CNH (Renminbi traded on the Hong Kong market) in 2013 (2.91% and 2.76%), CNY and CNH depreciated 2.62% and 2.54% in 1Q of 2014 after the government introduced two-way FX volatility to stem speculations.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2014
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

On the other hand, 2Q was a quarter of risk buying as macro data in China suggested that economic growth has stabilized, thanks to the government's min-stimulus and reform measures, including targeted RRR cuts, a pilot scheme on municipal bond issuance that aims at addressing local government financing, and some forms of relaxation on HPRs that have helped demand in the property sector. With the U.S. Treasuries remained low (10-Year at 2.53%), JP Morgan Asia Credit Index returned 3.11% in 2Q.

After some volatility of CNY and CNH in 1Q, CNY and CNH stabilized and appreciated 0.23% and 0.15% in 2Q.

OUTLOOK ON MARKET

China second quarter of 2014 (2Q14) GDP picked up to 7.5% from 7.4% in 1Q. Sequential growth jumped to 2% in 2Q from 1.4% in 1Q, driven by targeted mini-stimulus measures. We believe the new government is serious about all economic targets, including the 7.5% GDP growth and is ready to roll out more targeted stimulus if required. As such, we expect the positive momentum for China and Asia credits to continue into the third quarter (3Q) as the macro environment continues to improve and treasury yields remain low. As signs of recovery firm up, the government should get more comfortable with some RMB appreciation, and would be supportive for the currency in the medium term.

FUND POSITIONING

We expect treasury yields to face some upward pressure in the second half (2H) and will focus on the short-end of the maturity curve as well as maintain a short duration. We are positive on Asian credits and would add to our positions in China, Indonesia and Thailand. On the other hand, we plan to take profit in the outperforming regions, including Korea, Middle East and Europe. For China high yield property sector, we will stick to high quality BB names and remain selective on single-B issuers. We will continue to hold high yield industrial given the limited supply and our view that China's macro conditions will improve. We will also participate in primary issuances that offer concession to the secondary market.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2014
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

THE ABOVE COMMENTARY EXPRESSES THE PORTFOLIO MANAGERS' VIEWS AS OF THE DATE SHOWN AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE. THESE VIEWS AND THE PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE. THERE IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST, AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. A SHORT TERM TRADING FEE OF 1.50% MAY APPLY TO REDEMPTIONS IF SHARES REDEEMED HAVE BEEN HELD FOR LESS THAN 90 DAYS. PER THE PROSPECTUS DATED MAY 1, 2014, THE ADVISOR HAS CONTRACTUALLY AGREED TO REDUCE FEES AND REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO KEEP THE TOTAL ANNUAL FUND OPERATING EXPENSE AFTER FEE REDUCTIONS AND OR EXPENSE REIMBURSEMENTS FROM EXCEEDING 0.88% AND 1.13% OF THE FUND'S AVERAGE DAILY NET ASSETS OF THE INSTITUTIONAL CLASS AND CLASS A SHARES, RESPECTIVELY, UNTIL APRIL 30, 2015. IN THE ABSENCE OF CURRENT FEE WAIVERS TOTAL RETURNS WOULD BE REDUCED. THE GROSS TOTAL EXPENSE RATIO WITHOUT WAIVERS FOR INSTITUTIONAL CLASS AND CLASS A SHARES IS 4.55% AND 4.80%, RESPECTIVELY.

MUTUAL FUND INVESTING INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS STATED OBJECTIVES. BOND AND BOND FUNDS WILL DECREASE IN VALUE AS INTEREST RATES RISE. THE FUND FOCUSES ITS INVESTMENTS PRIMARILY WITH CHINESE ISSUERS AND ISSUERS WITH ECONOMIC TIES TO CHINA. THE FUND IS SUBJECT TO POLITICAL, SOCIAL OR ECONOMIC INSTABILITY WITHIN CHINA WHICH MAY CAUSE DECLINE IN VALUE. FLUCTUATIONS IN CURRENCY OF FOREIGN COUNTRIES MAY HAVE AN ADVERSE AFFECT ON DOMESTIC CURRENCY VALUES. EMERGING MARKETS INVOLVE HEIGHTENED RISK RELATED TO THE SAME FACTORS AS WELL AS INCREASED VOLATILITY AND LOWER TRADING VOLUME. THE FUND USES DERIVATIVE INSTRUMENTS. THE PRIMARY RISK OF DERIVATIVE INSTRUMENTS IS THAT CHANGES IN THE MARKET VALUE OF SECURITIES HELD BY THE FUND AND OF THE DERIVATIVE INSTRUMENTS RELATING TO THOSE SECURITIES MAY NOT BE PROPORTIONATE. DERIVATIVES ARE ALSO SUBJECT TO ILLIQUIDITY AND COUNTERPARTY RISK. HIGH YIELD BONDS INVOLVE GREATER RISK OF DEFAULT OR DOWNGRADE AND ARE MORE VOLATILE THAN INVESTMENT GRADE SECURITIES, DUE TO THE SPECULATIVE NATURE OF THEIR INVESTMENTS. CURRENT AND FUTURE HOLDINGS ARE SUBJECT TO RISK. THERE CAN BE NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS STATED OBJECTIVE.

THE HARVEST FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION COMPANY WHICH IS NOT AFFILIATED WITH HARVEST GLOBAL INVESTMENTS LIMITED, THE INVESTMENT ADVISER FOR THE FUND.

                       DEFINITION OF COMPARATIVE INDICES
                       ---------------------------------

JP MORGAN ASIA CREDIT INDEX (JACI) tracks total return performance of the Asia fixed-rate dollar bond market. JACI is a market cap-index comprised of sovereign, quasi-sovereign and corporate bonds. The Fund's benchmark index is comprised of JACI 50% Hong Kong Total Return and 50% China Total Return Index. The benchmark index returns do not reflect any management fees, transaction costs or expenses. Investors cannot invest directly in an index.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2014
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

29.8% Bank & Financial
16.2% Property
14.8% Consumer
9.8% Industrial
8.2% Conglomerate
6.2% Utilities
5.1% Construction, Materials, Equipment and Cement
3.8% Energy
3.4% Short-Term Investment
2.7% Sovereign & Quasi


+ Percentages are based on total investments

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS -- 95.5%
------------------------------------------------------------------------------
                                                Face Amount(1)          Value
                                                --------------          -----
AUSTRALIA -- 0.9%
   National Australia Bank
     Callable 09/24/2016 @ $100
     8.000%, 09/29/2049 (A)                       300,000            $ 333,000
                                                                     ---------

BRAZIL -- 1.2%
   Rio Oil Finance Trust
     6.250%, 07/06/2024                           400,000              420,128
                                                                     ---------

CHINA -- 42.5%
   21Vianet Group
     6.875%, 06/26/2017                 CNY     4,000,000              648,039
   Agile Property Holdings
     9.875%, 03/20/2017                           200,000              215,240
   AVIC International Finance & Investment
     4.800%, 04/10/2017                 CNY     2,000,000              324,939
   China Aoyuan Property Group
     Callable 01/17/2017 @ $106
     11.250%, 01/17/2019                          400,000              394,818
   China Cinda Finance
     5.625%, 05/14/2024                           200,000              204,836
   China Electronics Holdings MTN
     4.700%, 01/16/2017                 CNY     8,500,000            1,375,956
   China Hongqiao Group
     7.625%, 06/26/2017                           500,000              516,506
   China Resources Power East Foundation
     Callable 05/09/2016 @ $100
     7.250%, 05/09/2049 (A)                       450,000              469,687


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2014
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                              Face Amount(1)            Value
CHINA-- CONTINUED
   China SCE Property Holdings
     Callable 07/31/2014 @ $105
     10.500%, 01/14/2016               CNY      1,000,000           $  163,787
   China Shanshui Cement
     Callable 07/31/2014 @ $104
     8.500%, 05/25/2016                           200,000              208,240
   CIFI Holdings Group
     8.875%, 01/27/2019                           250,000              246,250
   COSCO Pacific Finance
     4.375%, 01/31/2023                           280,000              255,524
   ENN Energy Holdings
     6.000%, 05/13/2021                           400,000              443,113
   Far East Horizon MTN
     Callable 06/23/2017 @ $100
     5.550%, 06/23/2049 (A)                       750,000              761,250
     5.450%, 12/11/2016                CNY      1,000,000              163,250
     4.500%, 03/22/2016                CNY      2,000,000              320,535
   Franshion Development
     6.750%, 04/15/2021                           350,000              371,875
   Fufeng Group
     Callable 07/31/2014 @ $104
     7.625%, 04/13/2016                           200,000              205,500
   Greenland Hong Kong Holdings
     5.500%, 01/23/2018                CNY      4,000,000              634,959
   Hero Asia Investment
     Callable 12/07/2015 @ $100
     5.250%, 12/07/2049 (A)                       650,000              667,338
   Kaisa Group Holdings
     6.875%, 04/22/2016                CNY      1,800,000              290,950
   Longfor Properties
     6.750%, 05/28/2018                CNY      3,000,000              488,219
   Maikun Investment
     4.500%, 06/06/2017                CNY      2,000,000              320,885
   MIE Holdings MTN
     Callable 02/06/2016 @ $103
     6.875%, 02/06/2018                           400,000              410,000
   Panda Funding Investment
     3.950%, 12/17/2016                CNY      6,000,000              954,848
   Poly Real Estate Finance
     5.250%, 04/25/2019                           400,000              411,896
   Shandong International Hong Kong MTN
     5.800%, 12/07/2015                CNY      2,000,000              327,110


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2014
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                              Face Amount(1)            Value
CHINA-- CONTINUED
     Sinochem Global Capital
          Callable 11/02/2018 @ $100
          5.000%, 12/29/2049 (A)                  400,000           $  410,000
     Sino-Ocean Land Perpetual Finance
          Callable 05/13/2016 @ $100
          10.250%, 12/29/2049 (A)                 400,000              412,000
     Sinotrans Sailing
          4.500%, 06/10/2017           CNY      2,000,000              321,481
     Sound Global
          Callable 08/10/2015 @ $106
          11.875%, 08/10/2017                     200,000              222,411
     Times Property Holdings
          Callable 03/21/2017 @ $106
          12.625%, 03/21/2019                     200,000              205,907
     Unican MTN
          5.800%, 05/30/2017           CNY      1,300,000              211,553
     Universal Number One
          5.700%, 01/30/2017           CNY      2,000,000              325,500
     Value Success International
          4.950%, 01/29/2019           CNY      1,000,000              164,193
          4.750%, 11/04/2018           CNY      2,500,000              409,428
     West China Cement
          Callable 07/31/2014 @ $104
          7.500%, 01/25/2016                      200,000              206,000
     Yingde Gases Investment
          Callable 04/22/2016 @ $104
          8.125%, 04/22/2018                      300,000              317,250
     Yuzhou Properties
          Callable 10/25/2015 @ $106
          11.750%, 10/25/2017                     200,000              220,000
                                                                    ----------
                                                                    15,221,273
                                                                    ----------
FRANCE -- 0.4%
     Credit Agricole
          Callable 06/23/2021 @ $100
          6.500%, 12/23/2049 (A)       EUR        100,000              145,146
                                                                    ----------

HONG KONG -- 24.3%
     Bao-trans Enterprises
          3.750%, 12/12/2018                      300,000              305,740
     Beijing Capital Hong Kong
          4.700%, 06/20/2017           CNY      2,000,000              322,457
     Chalieco Hong Kong
          Callable 02/28/2017 @ $100
          6.875%, 08/28/2049 (A)                  350,000              360,500


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2014
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                              Face Amount(1)            Value
HONG KONG -- CONTINUED
     China CITIC Bank International MTN
          Callable 09/28/2017 @ $100
          3.875%, 09/28/2022 (A)                  400,000            $ 396,992
     China City Construction
      International
          5.350%, 07/03/2017           CNY      6,500,000            1,047,419
     China South City Holdings
          Callable 01/29/2017 @ $104
          8.250%, 01/29/2019                      300,000              300,000
     CITIC Pacific
          6.800%, 01/17/2023                    1,000,000            1,138,800
     Dah Sing Bank MTN
          Callable 01/29/2019 @ $100
          5.250%, 01/29/2024 (A)                  500,000              511,500
     Eastern Air Overseas Hong Kong
          4.800%, 03/13/2017           CNY      3,000,000              485,845
     FPC Treasury MTN
          4.500%, 04/16/2023                      300,000              283,296
     Guosen Securities Overseas
          6.400%, 04/24/2017           CNY      3,000,000              490,453
     Hainan Airlines Hong Kong
          6.250%, 05/22/2017           CNY      2,000,000              320,886
     Henson Finance
          5.500%, 09/17/2019                      300,000              326,875
     HLP Finance
          4.450%, 04/16/2021                      400,000              406,420
     Hutchison Whampoa International
          5.750%, 09/11/2019                      100,000              114,908
     Hutchison Whampoa International
          Callable 05/07/2017 @ $100
          6.000%, 05/29/2049 (A)                  250,000              269,688
     Industrial & Commercial Bank of
      China Asia MTN
          5.125%, 11/30/2020                      200,000              216,677
     Lai Fung Holdings
          6.875%, 04/25/2018           CNY      2,000,000              310,029
     NWD MTN
          5.250%, 02/26/2021                      500,000              520,174
     RKI Finance MTN
          6.000%, 12/03/2016           CNY      1,000,000              160,880
     Wing Hang Bank MTN
          Callable 04/20/2017 @ $100
          6.000%, 04/29/2049 (A)                  400,000              420,000
                                                                     ---------
                                                                     8,709,539
                                                                     ---------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2014
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                              Face Amount(1)           Value
INDIA -- 0.4%
     ICICI Bank
          Callable 10/31/2016 @ $100
          7.250%, 08/29/2049 (A)                  150,000           $  151,500
                                                                    ----------

INDONESIA -- 1.6%
     Theta Capital
          Callable 04/11/2018 @ $104
          7.000%, 04/11/2022                      360,000              367,038
          Callable 11/14/2016 @ $103
          6.125%, 11/14/2020                      200,000              202,920
                                                                    ----------
                                                                       569,958
                                                                    ----------
MALAYSIA -- 1.8%
     AmBank M MTN
          3.125%, 07/03/2019                      350,000              352,048
     Malayan Banking MTN
          Callable 09/20/2017 @ $100
          3.250%, 09/20/2022 (A)                  300,000              303,351
                                                                    ----------
                                                                       655,399
                                                                    ----------
NETHERLANDS -- 0.6%
     Jababeka International BV
          Callable 07/26/2015 @ $106
          11.750%, 07/26/2017                     200,000              217,000
                                                                    ----------

PHILIPPINES -- 0.9%
     Travellers International Hotel Group
          6.900%, 11/03/2017                      300,000              324,116
                                                                    ----------

RUSSIA -- 0.9%
     Russian Agricultural Bank Via
           RSHB Capital MTN
          3.600%, 02/04/2016           CNY      2,000,000              317,921
                                                                    ----------

SINGAPORE -- 4.5%
     Alam Synergy
          Callable 01/29/2017 @ $105
          9.000%, 01/29/2019                      250,000              266,875
     Golden Legacy
          Callable 04/24/2017 @ $105
          9.000%, 04/24/2019                      300,000              315,063
     Oversea-Chinese Banking MTN
          Callable 10/15/2019 @ $100
          4.000%, 10/15/2024 (A)                  300,000              304,980
     Pacific Emerald Pte
          Callable 07/25/2016 @ $105
          9.750%, 07/25/2018                      300,000              320,250


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2014
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                              Face Amount(1)           Value

SINGAPORE -- CONTINUED
     TML Holdings
          5.750%, 05/07/2021                      300,000            $ 308,559
     UOB Cayman I
          Callable 03/15/2016 @ $100
          5.796%, 12/29/2049 (A)                  100,000              104,000
                                                                     ---------
                                                                     1,619,727
                                                                     ---------

SOUTH KOREA -- 2.0%
     Woori Bank
          4.750%, 04/30/2024                      700,000              706,653
                                                                     ---------

SPAIN -- 1.7%
     Banco Santander
          Callable 05/19/2019 @ $100
          6.375%, 05/29/2049 (A)                  200,000              201,000
          Callable 03/12/2019 @ $100
          6.250%, 03/12/2049 (A)       EUR        300,000              423,085
                                                                     ---------
                                                                       624,085
                                                                     ---------
SRI LANKA -- 1.7%
     SriLankan Airlines
          5.300%, 06/27/2019                      600,000              603,300
                                                                     ---------

THAILAND -- 5.4%
     Krung Thai Bank MTN
          Callable 12/26/2019 @ $100
          5.200%, 12/26/2024 (A)                  600,000              604,165
     PTT Exploration & Production
          Callable 06/18/2019 @ $100
          4.875%, 12/29/2049 (A)                  500,000              503,500
     Siam Commercial Bank MTN
          3.500%, 04/07/2019                      800,000              812,505
                                                                     ---------
                                                                     1,920,170
                                                                     ---------
UNITED ARAB EMIRATES -- 4.7%
     AHB Tier 1 Sukuk
          Callable 06/30/2019 @ $100
          5.500%, 06/29/2049 (A)                  500,000              500,000
     Alpha Star Holding
          4.970%, 04/09/2019                      100,000               96,000
     DIP Sukuk
          4.291%, 02/20/2019                      450,000              449,325
     Emirates NBD Tier 1
          Callable 05/30/2019 @ $100
          5.750%, 05/29/2049 (A)                  450,000              438,934


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2014
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                              Face Amount(1)/         Value
                                                 Shares

UNITED ARAB EMIRATES -- CONTINUED
     MAF Global Securities
          Callable 10/29/2018 @ $100
          7.125%, 10/29/2049 (A)                 200,000             $ 214,500
                                                                    ----------
                                                                     1,698,759
                                                                    ----------

     TOTAL CORPORATE OBLIGATIONS
       (Cost $33,760,955)                                           34,237,674
                                                                    ----------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (B) -- 3.4%
--------------------------------------------------------------------------------
     SEI Daily Income Trust Money Market
      Fund, ClA, 0.050%
          (Cost $1,200,338)                     1,200,338            1,200,338
                                                                  ------------

TOTAL INVESTMENTS -- 98.9%
     (Cost $34,961,293)                                           $ 35,438,012
                                                                  ============

A summary of the open futures contracts held by the Fund at June 30, 2014, is as follows:

                                                                                        Unrealized
Type of Contract                    Number of Contracts Short     Expiration Date     (Depreciation)
----------------------------------------------------------------------------------------------------
U.S. 10-Year Treasury Note                   (9)                      Sep-2014          $ (4,826)
                                                                                        =========


A summary of outstanding forward foreign currency contracts held by the Fund at June 30, 2014, is as follows:


                                                                                           Unrealized
                                                                                          Appreciation
Settlement Date               Currency to Deliver           Currency to Receive          (Depreciation)
----------------------------------------------------------------------------------------------------------
7/2/14-8/4/14                   EUR     780,000               USD   1,063,294             $    (4,832)
7/14/14-9/3/14                  CNY 155,296,780               USD  24,950,000                 (22,129)
7/14/14-9/16/14                 USD  49,600,000               CNY 310,007,771                 231,417
                                                                                        -------------
                                                                                        $     204,456
                                                                                        =============

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at June 30, 2014, is as follows:

                                                                                          Unrealized
Counterparty                  Currency to Deliver           Currency to Receive          Appreciation
----------------------------------------------------------------------------------------------------------
Credit Suisse                     (75,640,255)                  75,844,711               $  204,456
                                                                                         ==========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2014
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $35,839,820.

(1)  In U.S. dollars unless otherwise indicated.
(A) Floating rate security - Rate disclosed is the rate in effect on June 30, 2014.
(B)  Rate shown is the 7-day effective yield as of June 30, 2014.

Cl -- Class
CNY -- China Yuan Renminbi
EUR -- Euro
MTN -- Medium Term Note
USD -- U.S. Dollar

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments carried at value:

Investments in Securities                  Level 1              Level 2           Level 3          Total
---------------------------------------------------------------------------------------------------------------
  Corporate Obligations                 $         --         $34,237,674         $      --     $  34,237,674
  Short-Term Investment                    1,200,338                  --                --         1,200,338
                                        ------------         -----------         ---------     -------------
Total Investments in Securities         $  1,200,338         $34,237,674         $      --     $  35,438,012
                                        ============         ===========         =========     =============



Other Financial Instruments                Level 1              Level 2           Level 3          Total
---------------------------------------------------------------------------------------------------------------
  Futures Contracts -- Depreciation*    $     (4,826)        $        --         $      --     $      (4,826)
  Forward Contracts -- Appreciation*              --             231,417                --           231,417
  Forward Contracts -- Depreciation*              --             (26,961)               --           (26,961)
                                        -------------        -----------         ---------     --------------
Total Other Financial Instruments       $     (4,826)        $   204,456         $      --     $     199,630
                                        =============        ===========         =========     ==============



* Futures contracts and forward foreign currency contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

For the six months ended June 30, 2014, there have been no transfers between Level 1 & Level 2 assets and liabilities. For the six months ended June 30, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 -- Significant Accounting Policies in the Notes to Financial Statements.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2014
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

Assets:
     Investments, at Value (Cost $34,961,293)                      $ 35,438,012
     Receivable for Investment Securities Sold                        4,175,184
     Dividends Receivable                                               431,302
     Foreign Currency, at Value (Cost $82,445)                           82,544
     Receivable for Capital Shares Sold                                  49,897
     Unrealized Gain on Forward Foreign Currency Contracts              231,417
     Unrealized Gain on Foreign Spot Currency Contracts                   4,501
     Receivable due from Adviser                                          7,493
     Initial Margin for Futures Contracts                                 6,500
     Prepaid Expenses                                                    18,057
                                                                     -----------
Total Assets                                                         40,444,907
                                                                     -----------

Liabilities:
     Payable for Investment Securities Purchased                      4,490,971
     Payable due to Administrator                                        10,274
     Payable due to Trustees                                              3,236
     Chief Compliance Officer Fees Payable                                2,526
     Distribution Fees Payable (Class A Shares)                           2,025
     Unrealized Loss on Forward Foreign Currency Contracts               26,961
     Audit Fees Payable                                                   2,936
     Legal Fees Payable                                                  25,345
     Payable for Variation Margin                                         1,400
     Other Accrued Expenses                                              39,413
                                                                   -------------
Total Liabilities                                                     4,605,087
                                                                   -------------
Net Assets                                                         $ 35,839,820
                                                                   =============
Net Assets Consist of:
     Paid-in Capital                                               $ 35,005,895
     Accumulated Net Investment Income.                                 405,967
     Accumulated Net Realized Loss on Investments                      (248,057)
     Net Unrealized Appreciation on Investments                         476,719
     Net Unrealized Depreciation on Futures Contracts                    (4,826)
     Net Unrealized Appreciation on Foreign Currency Transactions       204,122
                                                                   -------------
                                                                   $ 35,839,820
                                                                   =============
Net Asset Value Price Per Share
  Institutional Class Shares ($23,863,685 / 2,311,908 shares)      $      10.32
                                                                   ============
Net Asset Value Price Per Share
  Class A Shares ($11,976,135 / 1,160,985 shares)                  $      10.32
                                                                   =============
Maximum Offering Price per share - Class A ($10.32 / 95.75%)       $      10.78
                                                                   =============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             HARVEST FUNDS
                                                            INTERMEDIATE BOND
                                                            FOR THE PERIOD ENDED
                                                            JUNE 30, 2014
                                                            (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Investment Income:
     Interest Income                                             $      790,043
     Dividend Income                                                        138
     Less: Foreign Taxes Withheld                                        (2,502)
                                                                        --------
Total Investment Income                                                 787,679
                                                                        --------

Expenses:
     Investment Advisory Fees                                           105,037
     Administration Fees                                                 61,987
     Distribution Fees (Class A Shares)                                   8,020
     Trustees' Fees                                                       5,269
     Chief Compliance Officer Fees                                        4,352
     Transfer Agent Fees                                                 42,221
     Registration Fees                                                   16,699
     Audit Fees                                                          12,397
     Legal Fees                                                          12,229
     Printing Fees                                                       11,901
     Custodian Fees                                                       9,551
     Insurance and Other Expenses                                         9,271
                                                                        --------
Total Expenses                                                          298,934
Less:
     Waiver of Investment Advisory Fees                                (105,037)
     Reimbursement by Investment Adviser                                (62,714)
                                                                       ---------
Net Expenses                                                            131,183
                                                                       ---------
Net Investment Income                                                   656,496
                                                                       ---------
Net Realized Gain on Investments                                        332,092
Net Realized Loss on Futures Contracts                                  (28,128)
Net Realized Loss on Forward Contracts and Foreign
 Currency Transactions                                                 (530,127)
Net Change in Unrealized Appreciation (Depreciation) on
 Investments                                                            542,037
Net Change in Unrealized Appreciation (Depreciation) on
 Futures Contracts                                                       (4,826)
Net Change in Unrealized Appreciation (Depreciation) on
 Forward Contracts and Foreign Currency Transactions and
 Translation of other Assets  and Liabilities
 Denominated in Foreign Currencies                                      135,481
                                                                      ----------
Net Realized and Unrealized Gain on Investments,
Futures Contracts, Forward Contracts and Foreign
 Currency Transactions                                                  446,529
                                                                      ----------
Net Increase in Net Assets Resulting from Operations             $    1,103,025
                                                                      ==========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


THE ADVISORS' INNER CIRCLE FUND                                                                                    HARVEST FUNDS
                                                                                                                   INTERMEDIATE BOND
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   Six Months Ended
                                                                                    June 30, 2014            Period Ended
                                                                                     (Unaudited)           December 31, 2013*
Operations:
     Net Investment Income                                                          $    656,496             $    428,484
     Net Realized Gain (Loss) on Investments, Futures Contracts,
       Forward Contracts and Foreign Currency Transactions                              (226,163)                 331,096
     Net Change in Unrealized Appreciation (Depreciation) on Investments,
       Futures Contracts, Forward Contracts and Foreign Currency
       Transactions and Translation of other Assets and Liabilities
       Denominated in Foreign Currencies                                                 672,692                    3,323
                                                                                                                  -------
                                                                                       ---------
Net Increase in Net Assets Resulting from Operations                                   1,103,025                  762,903
                                                                                                                  -------
                                                                                       ---------
Dividends and Distributions:
     Net Investment Income
       Institutional Class                                                              (214,278)                (687,470)
       Class A                                                                           (62,018)                  (8,648)
     Net Realized Gains
       Institutional Class                                                                    --                  (59,588)
       Class A                                                                                --                       (1)
                                                                                        ---------                ---------
     Total Dividends and Distributions                                                  (276,296)                (755,707)
                                                                                        ---------                ---------
Capital Share Transactions:(1)
Institutional Class Shares:
       Issued                                                                          4,355,839               19,438,875
       Reinvestment of Distributions                                                     113,777                  211,455
       Redemption Fees - Note 2                                                               --                        1
       Redeemed                                                                         (327,915)                (535,171)
                                                                                       ----------              -----------
     Net Institutional Class Share Transactions                                        4,141,701               19,115,160
                                                                                       ----------              -----------
Class A Shares:
       Issued                                                                         11,411,448                  494,341
       Reinvestment of Distributions                                                      59,471                    8,646
       Redemption Fees - Note 2                                                            2,319                       83
       Redeemed                                                                         (221,726)                  (5,548)
                                                                                      -----------              -----------
     Net Class A Share Transactions                                                   11,251,512                  497,522
                                                                                      -----------              -----------
Net Increase in Net Assets from Share Transactions                                    15,393,213               19,612,682
                                                                                      -----------              -----------
Total Increase in Net Assets                                                          16,219,942               19,619,878
                                                                                      -----------              -----------
Net Assets:
     Beginning of Period                                                              19,619,878                       --
                                                                                      -----------              -----------
     End of Period (including undistributed net investment income
       of $405,967 and $25,767, respectively)                                       $ 35,839,820             $ 19,619,878
                                                                                    =============            =============



*    THE FUNDS COMMENCED OPERATIONS ON FEBRUARY 27, 2013.
(1)  FOR SHARE TRANSACTIONS, SEE NOTE 6 IN THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


THE ADVISORS' INNER CIRCLE FUND                                                                                    HARVEST FUNDS
                                                                                                                   INTERMEDIATE BOND
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

                                                                                       Selected Per Share Data & Ratios
                                                                                For a Share Outstanding Throughout the Period


                                                                                Six Months Ended
                                                                                 June 30, 2014                 Period Ended
INSTITUTIONAL CLASS SHARES                                                       (Unaudited)                December 31, 2013*
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                             $    10.06                   $    10.00
                                                                                 ----------                   -------------
Income (Loss) from Operations:
     Net Investment Income(1)                                                          0.24                         0.37
     Net Realized and Unrealized Gain                                                  0.12                         0.23
                                                                                 ----------                   -------------
Total from Operations                                                                  0.36                         0.60
                                                                                 ----------                   -------------
Redemption Fees                                                                  $       --                   $     0.00(2)
                                                                                 ----------                   -------------
Dividends and Distributions:
     Net Investment Income                                                            (0.10)                       (0.50)
     Net Realized Gain                                                                   --                        (0.04)
                                                                                 -----------                  -------------
Total Dividends and Distributions                                                     (0.10)                       (0.54)
                                                                                 -----------                  -------------
Net Asset Value, End of Period                                                   $    10.32                   $    10.06
                                                                                 ===========                  =============
Total Return+                                                                          3.62%                        6.09%
                                                                                 ===========                  =============
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)                                            $   23,864                   $   19,130
Ratio of Expenses to Average Net Assets.                                               0.88%**                      0.88%**(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers
  and Fees Paid Indirectly)                                                            2.10%**                      4.54%**
Ratio of Net Investment Income to Average Net Assets                                   4.73%**                      4.38%**
Portfolio Turnover Rate                                                                 245%***                      372%***


+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
*    COMMENCED OPERATIONS ON FEBRUARY 27, 2013.
**   ANNUALIZED.
***  NOT ANNUALIZED.
(1)  CALCULATED USING AVERAGE SHARES.
(2)  AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.
(3) RATIO EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 0.88%.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                                                                    HARVEST FUNDS
                                                                                                                   INTERMEDIATE BOND
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

                                                                                       Selected Per Share Data & Ratios
                                                                                For a Share Outstanding Throughout the Period


                                                                                Six Months Ended
                                                                                 June 30, 2014                 Period Ended
CLASS A SHARES                                                                   (Unaudited)                December 31, 2013*
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.                                            $    10.06                   $    10.00
                                                                                 -------------                -----------
Income (Loss) from Operations:
     Net Investment Income(1)                                                          0.23                         0.39
     Net Realized and Unrealized Gain                                                  0.12                         0.14
                                                                                 -------------                -----------
Total from Operations                                                                  0.35                         0.53
                                                                                 -------------                -----------
Redemption Fees                                                                  $     0.00(2)                $     0.07
                                                                                 -------------                -----------
Dividends and Distributions:
     Net Investment Income                                                            (0.09)                       (0.50)
     Net Realized Gain                                                                   --                        (0.04)
                                                                                 -------------                -----------
Total Dividends and Distributions                                                     (0.09)                       (0.54)
                                                                                 -------------                -----------
Net Asset Value, End of Period                                                   $    10.32                   $    10.06
                                                                                 =============                ===========
Total Return+                                                                          3.55%                        6.09%
                                                                                 =============                ===========
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)                                            $   11,976                   $      490
Ratio of Expenses to Average Net Assets                                                1.13%**                      1.13%**(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers
  and Fees Paid Indirectly)                                                            2.26%**                      4.79%**
Ratio of Net Investment Income to Average Net Assets                                   4.54%**                      4.13%**
Portfolio Turnover Rate                                                                 245%***                      372%***




+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
*    COMMENCED OPERATIONS ON FEBRUARY 27, 2013.
**   ANNUALIZED.
***  NOT ANNUALIZED.
(1)  CALCULATED USING AVERAGE SHARES.
(2)  AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.
(3) RATIO EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 1.13%.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 54 funds. The financial statements herein are those of Harvest Funds Intermediate Bond (the "Fund") which offers two classes of shares: Institutional Shares and Class A Shares. The investment objective of the Fund is to seek long-term total return through a combination of capital appreciation and current income. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

     value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for the securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with fair value procedures established by the Fund's Board of Trustees (the "Board"). The Fund's fair value procedures are implemented through a fair value pricing committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     As of June 30, 2014, there were no securities valued in accordance with the fair value procedures.

     In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level
     1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

          o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

          o Level 2 -- Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speed, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

          o Level 3 -- Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

     For details of the investment classification, reference the Schedule of Investments.

     For the six months ended June 30, 2014, there have been no significant changes to the Fund's fair value methodologies.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

     represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Fund may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains/(loss) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. For open forward currency contracts, refer to the schedule of investments, which is also indicative of activity during the period.

     To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. ("ISDA") master agreements, which allows the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in forward foreign currency contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/ or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

     For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

     Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

     For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

     The following table presents by derivative type the Fund's OTC derivative assets net of the related collateral posted for the benefit of the Fund at June 30, 2014:


                                                     Derivative Assets
                                                    Subject to a Netting      Derivatives
                                                       Agreement or            Available
     Counterparty                                   Similar Arrangement       for Offset       Collateral Received     Net Amount
     -------------------------------------------------------------------------------------------------------------------------------
     Futures contracts
       HSBC                                            $       --            $       --            $     --            $       --
     Forward Foreign Currency Exchange Contracts
       Credit Suisse                                      231,417               (26,961)                 --               204,456
                                                       ----------            -----------           --------            ----------
          Total                                        $  231,417            $  (26,961)           $     --            $  204,456
                                                       ==========            ===========           ========            ==========


THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

     The following table presents by derivative type the Fund's OTC derivative liabilities net of the related collateral posted for the benefit of the Fund at June 30, 2014:


                                                   Derivative liabilities
                                                    Subject to a Netting      Derivatives
                                                       Agreement or            Available
     Counterparty                                   Similar Arrangement       for Offset       Collateral Pledged*     Net Amount
     -------------------------------------------------------------------------------------------------------------------------------
     Futures contracts
       HSBC                                            $    4,826            $       --            $ (4,826)            $      --
     Forward Foreign Currency Exchange Contracts
       Credit Suisse                                       26,961               (26,961)                 --                    --
                                                       ----------            -----------           --------            ----------
          Total                                        $   31,787            $  (26,961)           $ (4,826)            $      --
                                                       ==========            ===========           ========            ==========


     * COLLATERAL PLEDGED IS LIMITED TO THE NET OUTSTANDING AMOUNT FROM AN INDIVIDUAL COUNTERPARTY. THE ACTUAL COLLATERAL AMOUNT PLEDGED MAY EXCEED THIS AMOUNT AND MAY FLUCTUATE IN VALUE.

     FUTURES CONTRACTS -- To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund's returns. The Fund's investments in futures contracts are designed to enable the Fund to more closely approximate the performance of its benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

     Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Finally, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

     The fair value of derivative instruments in the Harvest Funds Intermediate Bond as of June 30, 2014 was as follows:

                                                               Asset Derivatives
                                                          Period ended June 30, 2014
                                                      Statement of Assets and Liabilities
                                             -------------------------------------------------------
                                             Location                                     Fair Value
     -----------------------------------------------------------------------------------------------
     Harvest Funds Intermediate Bond

     Interest rate contracts                Net Assets -- Unrealized appreciation
                                            on futures contracts                         $      --

     Forward Foreign                        Unrealized appreciation on forward
     exchange contracts                     foreign currency contracts                      231,417
                                                                                         ----------
     Total derivatives not accounted for as hedging instruments                          $  231,417
                                                                                         ==========




                                                             Liability Derivatives
                                                          Period ended June 30, 2014
                                                      Statement of Assets and Liabilities
                                             -------------------------------------------------------
                                             Location                                     Fair Value
     -----------------------------------------------------------------------------------------------
     Harvest Funds Intermediate Bond

     Interest rate contracts                Net Assets -- Unrealized depreciation
                                            on futures contracts                          $   4,826

     Forward Foreign                        Unrealized depreciation on forward
     exchange contracts                     foreign currency contracts                       26,961
                                                                                          ---------
     Total derivatives not accounted for as hedging instruments                           $  31,787
                                                                                          =========

     The effect of derivative instruments on the Statements of Operations for the period ended June, 2014 is as follows:

     Amount of realized Gain or (Loss) on Derivatives Recognized:



                                                                                    Forward Foreign
     Derivatives Not Accounted for as Hedging Instruments            Futures       Currency Contracts          Total
------------------------------------------------------------------------------------------------------------------------------------
     Harvest Funds Intermediate Bond
       Forward Foreign exchange contracts                          $       --       $     (584,806)        $  (584,806)
       Interest rate contracts                                        (28,128)                  --             (28,128)
                                                                   -----------      ---------------        ------------
          Total                                                    $  (28,128)      $     (584,806)        $  (612,934)
                                                                   ===========      ===============        ============



     Change in Unrealized Appreciation or (Depreciation) on Derivatives
     Recognized:

                                                                                    Forward Foreign
     Derivatives Not Accounted for as Hedging Instruments            Futures       Currency Contracts          Total
------------------------------------------------------------------------------------------------------------------------------------
     Harvest Funds Intermediate Bond
       Forward Foreign exchange contracts                          $       --       $       136,252        $   136,252
       Interest rate contracts                                         (4,826)                   --             (4,826)
                                                                   -----------      ---------------        ------------
          Total                                                    $   (4,826)      $       136,252        $   131,426
                                                                   ===========      ===============        ============

                                       23

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

     INVESTMENTS IN REITS -- Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     As of and during the six months ended June 30, 2014, the Fund did not have any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended June 30, 2014, the Fund did not incur any interest or penalties.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the fund based on the number of funds and/or relative daily net assets.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

     CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses, and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund declares its net investment income monthly and distributes its net investment income, if any, monthly and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

     DEFERRED OFFERING COSTS -- Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of June 30, 2014, deferred offering costs for the Fund have been fully amortized.

     REDEMPTION FEES -- The Fund retains redemption fees of 1.50% on redemptions of fund shares held for less than 90 days. The redemption fee is recorded as an increase to paid-in capital. For the six months ended June 30, 2014, the Fund retained redemption fees of $0 and $2,319 for Institutional Class Shares and Class A Shares, respectively.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer ("CCO") as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services at an annual rate of 0.11% on the first $500 million, 0.10% on the next $500 million, and 0.09% of any amount above $1 billion of the Fund's average daily net assets. There is a minimum annual rate of $110,000 for the Fund, plus $15,000 for each additional class of shares.

The Trust has adopted a Distribution Plan (the "Plan") for the Fund's Class A Shares. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of it shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive 0.25% of the Fund's average daily net assets attributable to Class A Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of Institutional Shares of the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

Citibank N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY:

Under the terms of an investment advisory agreement, Harvest Global Investments Limited ("Harvest or the "Adviser") provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.75% of the Fund's average daily net assets.

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep the Institutional Shares' total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding the amounts of 0.88% and 1.13% for Institutional Class Shares and Class A Shares, respectively, as a percentage of average net assets, until April 30, 2015.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

The Adviser may renew these contractual fee waivers for subsequent periods. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the total annual fund operating expenses (not including excluded expenses) and the amounts listed above for each Fund to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. To maintain these expense limits, the Adviser may reduce a portion of its management fees and/or reimburse certain expenses of each Fund. As of June 30, 2014, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $358,178 and $176,759, expiring in 2016 and 2017, respectively. During the six months ended June 30, 2014, there has been no recoupment of previously waived and reimbursed fees.

6. SHARE TRANSACTIONS
                                          Six Months Ended
                                            June 30, 2014       Period Ended
                                             (Unaudited)      December 31, 2013*
Share Transactions:
  Institutional Class
     Issued                                    432,017            1,932,670
     Reinvested                                 11,372               20,979
     Redeemed                                  (32,701)             (52,429)
                                             ----------           ----------
Net Share Transactions                         410,688            1,901,220
                                             ==========           ==========
  Class A
     Issued                                  1,128,262               48,418
     Reinvested                                  6,025                  860
     Redeemed                                  (22,037)                (543)
                                             ----------           ----------
Net Share Transactions                       1,112,250               48,735
                                             ==========           ==========

*    COMMENCED OPERATIONS ON FEBRUARY 27, 2013.

7. INVESTMENT TRANSACTIONS:

For the six months ended June 30, 2014, the Fund made purchases of $58,634,032 and sales of $47,998,515 of investment securities other than long-term U.S. Government and short-term securities. The Fund had no purchases or sales of long-term U.S. Government securities.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

8. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last fiscal year was as follows:


               Ordinary Income      Long-Term Capital Gain           Total
--------------------------------------------------------------------------------
     2013         $754,939                  $768                   $755,707


As of December 31, 2013, the components of Distributable Earnings on a tax basis were as follows:

          Undistributed Ordinary Income                $       93,972
          Post-October Losses                                 (14,972)
          Unrealized Depreciation                              (3,600)
          Other Temporary Differences                         (68,204)
                                                       ---------------
          Total Distributable Earnings                 $        7,196
                                                       ===============


The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held (excluding foreign currency) by the Fund at June 30, 2014 were as follows:

     Federal              Aggregate Gross              Aggregate Gross         Net Unrealized
     Tax Cost         Unrealized Appreciation      Unrealized Depreciation      Appreciation
------------------------------------------------------------------------------------------------
   $34,961,293              $606,301                     $(129,582)              $476,719

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

9. CONCENTRATION OF RISK:

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could impact the net asset value. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. The Fund's portfolio consists mainly of Chinese fixed income securities.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized and unrealized or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned/recognized.

At June 30, 2014, the net assets of the Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

10. OTHER:

As of June 30, 2014, 96% of Institutional Class Shares outstanding were held by three record shareholders and 9% of Class A Shares outstanding were held by one record shareholder. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. SUBSEQUENT EVENTS:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Funds' actual return -- the account values shown do not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                     BEGINNING ACCOUNT      ENDING ACCOUNT        ANNUALIZED        EXPENSES PAID
                                       VALUE 1/01/14         VALUE 6/30/14      EXPENSE RATIOS      DURING PERIOD*
-----------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class Shares               $1,000              $1,036.20              0.88%               $4.44
Class A Shares                            1,000               1,035.50              1.13%                5.70
HYPOTHETICAL 5% RETURN
Institutional Class Shares               $1,000              $1,020.43              0.88%               $4.41
Class A Shares                            1,000               1,019.14              1.13%                5.66


* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

                                 HARVEST FUNDS
                                P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-855-573-6994

                              INVESTMENT ADVISER:
                       Harvest Global Investments Limited
                            31/F One Exchange Square
                               8 Connaught Place,
                               Central Hong Kong

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                          Morgan, Lewis & Bockius LLP
                               1701 Market Street
                          Philadelphia, PA 19103-2921

  This information must be preceded or accompanied by a current prospectus for the Fund.

                                                                 HGI-SA-001-0200

ITEM 2.       CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.       SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.       PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this report.

ITEM 11.      CONTROLS AND PROCEDURES.

     (a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund

                                          /s/ Michael Beattie
By (Signature and Title)                  -------------------------------
                                          Michael Beattie, President

Date: September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                          /s/ Michael Beattie
By (Signature and Title)                  -------------------------------
                                          Michael Beattie, President

Date: September 5, 2014


                                          /s/ Rami Abdel-Rahman
By (Signature and Title)                  -------------------------------
                                          Rami Abdel-Rahman
                                          Treasurer, Controller & CFO


Date: September 5, 2014